Revenue	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Revenue

6. Revenue

Revenue consist of the following:

	For the year ended
€ thousand	December 31, 2023		December 31, 2022			December 31, 2021
	SPACE	Total (1)	AIR	SPACE	Total	SPACE	Total (1)
REVENUE SOURCE
Products	1,420	1,420	1,384	399	1,783	554	554
Services	3,962	3,962	0	2,589	2,589	1,801	1,801
Operating lease income	8	8	0	50	50	0	0
Total	5,390	5,390	1,384	3,038	4,422	2,355	2,355
GEOGRAFIC REGION
USA	5,390	5,390	1,384	3,038	4,422	2,355	2,355
Total	5,390	5,390	1,384	3,038	4,422	2,355	2,355
TIMING OF REVENUE RECOGNITION
Products transferred at point in time	1,420	1,420	1,384	399	1,783	554	554
Service transferred over time	462	462	0	0	0	1,801	1,801
Services recognized at point in time	3,500	3,500	0	2,589	2,589	0	0
Operating lease income recognized over time	8	8	0	50	50	0	0
Total	5,390	5,390	1,384	3,038	4,422	2,355	2,355
Total revenues from contracts with customers	5,390	5,390	1,384	3,038	4,422	2,355	2,355
Revenue reported in consolidated statements of profit/(loss)	5,390	5,390	1,384	3,038	4,422	2,355	2,355

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(1) No revenue in the AIR segment was recognized during the year ended December 31, 2023, and 2021.

With respect to the information on geographical regions, revenue is allocated to the countries based on the country of origin of the respective customer.

During the year ended December 31, 2022, services recognized at point in time are recognized due to IFRS 15.15 b). In such case a customer breeched two contracts and therefore, the Group terminated these contracts. The Group has received non-refundable prepayments on these contracts during the years ended December 31, 2021, and 2022, in the amount of €2,589 thousand.

Revenue recognized from contract liabilities during the year ended December 31, 2023 which existed as of December 31, 2022, amounts to €3,517 thousand (2022: €211 thousand, 2021: €933).

The share of total revenue per customer is as follows:

	For the year ended
in % of total revenue	December 31, 2023		December 31, 2022		December 31, 2021
	SPACE	AIR	SPACE	AIR	SPACE	AIR
Customer A*	65%	0%	0%	0%	0%	0%
Customer B*	12%	0%	1%	15%	5%	0%
Customer C*	0%	0%	58%	0%	0%	0%
Customer D*	0%	0%	0%	16%	0%	0%
Customer E*	0%	0%	0%	0%	90%	0%
Other	23%	0%	10%	0%	5%	0%

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* The customers are disclosed anonymized

The Group's order backlog, in terms of the total transaction price of unfulfilled or partially unfulfilled performance obligations as at the December 31, 2023, is as follows:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Total transaction price of unfulfilled or partially unfulfilled performance obligations	204,997	72,455	16,703
Thereof expected to be recognized as revenue within 12 month	101,499	32,790	16,703
Thereof expected to be recognized as revenue within 13 to 24 month	93,363	39,141	0
Thereof expected to be recognized as revenue over 24 month	10,135	524	0